DEI Document	May 19, 2021
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Written Communications	false
Document Type	8-K
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	May 19, 2021
Entity Registrant Name	EURONET WORLDWIDE INC
Entity Central Index Key	0001029199
City Area Code	(913)
Local Phone Number	327-4200
Amendment Flag	false
Entity File Number	001-31648
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	EEFT
Security Exchange Name	NASDAQ
1.375% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2026
Trading Symbol	EEFT26
Security Exchange Name	NASDAQ